Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 178,274		¥ 196,150
Less: allowance for credit losses	(35,242)		(34,329)	¥ (32,866)	¥ (31,606)
Accounts receivable, net	¥ 143,032	$ 19,595	¥ 161,821